Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Dec. 03, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2012